May 18, 2015

Via EDGAR

Ms. Karen Rossotto
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Funds, Inc.
File Numbers 033-59474, 811-07572
Post-Effective Amendment No. 163
Dear Ms. Rossotto,
Principal Funds, Inc. (the "Registrant") is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), with the Securities and Exchange Commission (the "Commission") a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the "Amendment").
The Amendment takes into account comments of the Staff of the Commission, related to post-effective amendment number 161 which were communicated to Jennifer Mills and me by telephone on May 11, 2015. The Registrant is not filing the Amendment to update or amend the prospectuses or statement of additional information for the Registrant’s other series with an October 31 fiscal year end or for Registrant’s series with an August 31 fiscal year end.
As discussed with the staff, the Registrant intends to file, in a separate correspondence, a request for acceleration with respect to the Registration Statement requesting an effective date of May 18, 2015, or as soon as possible thereafter.
We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please call me at 515-248-2821 or Jennifer Mills at 515-235-9154 if you have any questions.
Sincerely,

/s/ Greg Reymann

Greg Reymann
Assistant Counsel, Registrant